Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
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Disclosure of Trade Receivables	11.1 Trade receivables

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Trade receivables	772	569
Allowance for expected credit losses	-	-
Total net value of trade receivables	772	569

Disclosure of Subsidies Receivables	11.2 Subsidies receivables

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Research tax credit	14,496	20,900
Other subsidies	-	-
Total subsidies receivables	14,496	20,900

Disclosure of Other Current Assets

11.3 Other current assets

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
VAT receivables	1,140	1,414
Income tax receivable		192
Prepaid expenses and other prepayments	6,233	5,716
Tax and social receivables	1,166	55
Deferred expenses and other current assets	538	345
Total other current assets	9,078	7,722